REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of disaggregation of revenue from contracts with customers

	Year ended December 31,
	2024	2023(1)
Residential	$1,455.0	$1,538.4
Commercial/industrial	2,842.9	2,736.9
Total collection	4,297.9	4,275.3
Landfill	1,088.8	940.1
Transfer	834.1	753.7
Material recovery	439.5	327.7
Other	323.1	313.1
Solid Waste	6,983.4	6,609.9
Environmental Services	1,910.0	1,852.1
Intercompany revenue	(1,031.4)	(946.5)
Revenue	$7,862.0	$7,515.5
(1)

Includes reclassification of (i) $231.5 million into Environmental Services comprised of $144.9 million from Commercial/industrial and $86.6 million from Other and (ii) $5.2 million into Material recovery from Other.